Financial instruments (Tables)	3 Months Ended
Mar. 31, 2021
Financial Instruments [Abstract]
Disclosure of Financial Assets

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
March 31, 2021	€m	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	3.5	4.4	—	7.9
Trade receivables	155.9	—	—	—	—	155.9
Cash and cash equivalents	453.6	—	—	—	—	453.6
Short-term investments	—	4.8	—	—	—	4.8
Liabilities
Derivative financial instruments	—	—	—	(80.9)	—	(80.9)
Trade and other payables excluding non-financial liabilities	—	—	—	—	(569.7)	(569.7)
Loans and borrowings	—	—	—	—	(1,798.7)	(1,798.7)
Total	609.5	4.8	3.5	(76.5)	(2,368.4)	(1,827.1)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €244.5 million.

Loans and borrowings includes €67.8 million relating to lease liabilities and are stated gross of capitalized deferred borrowing costs.

The Company has entered into facilities with third-party banks in which the Company may sell qualifying trade debtors on a non-recourse basis. Under the terms of the agreements, the Company has transferred substantially all the credit risks and control of the receivables, which are subject to this agreement. There were no derecognized trade receivables at the period end (December 31, 2020: nil).

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2020	€m	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	2.9	19.8	—	22.7
Trade receivables	141.2	—	—	—	—	141.2
Cash and cash equivalents	393.2	—	—	—	—	393.2
Short-term investments	—	25.0	—	—	—	25.0
Liabilities
Derivative financial instruments	—	—	(0.2)	(124.8)	—	(125.0)
Trade and other payables excluding non-financial liabilities	—	—	—	—	(601.1)	(601.1)
Loans and borrowings	—	—	—	—	(1,765.7)	(1,765.7)
Total	534.4	25.0	2.7	(105.0)	(2,366.8)	(1,909.7)

Disclosure of Financial Liabilities

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
March 31, 2021	€m	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	3.5	4.4	—	7.9
Trade receivables	155.9	—	—	—	—	155.9
Cash and cash equivalents	453.6	—	—	—	—	453.6
Short-term investments	—	4.8	—	—	—	4.8
Liabilities
Derivative financial instruments	—	—	—	(80.9)	—	(80.9)
Trade and other payables excluding non-financial liabilities	—	—	—	—	(569.7)	(569.7)
Loans and borrowings	—	—	—	—	(1,798.7)	(1,798.7)
Total	609.5	4.8	3.5	(76.5)	(2,368.4)	(1,827.1)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €244.5 million.

Loans and borrowings includes €67.8 million relating to lease liabilities and are stated gross of capitalized deferred borrowing costs.

The Company has entered into facilities with third-party banks in which the Company may sell qualifying trade debtors on a non-recourse basis. Under the terms of the agreements, the Company has transferred substantially all the credit risks and control of the receivables, which are subject to this agreement. There were no derecognized trade receivables at the period end (December 31, 2020: nil).

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2020	€m	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	2.9	19.8	—	22.7
Trade receivables	141.2	—	—	—	—	141.2
Cash and cash equivalents	393.2	—	—	—	—	393.2
Short-term investments	—	25.0	—	—	—	25.0
Liabilities
Derivative financial instruments	—	—	(0.2)	(124.8)	—	(125.0)
Trade and other payables excluding non-financial liabilities	—	—	—	—	(601.1)	(601.1)
Loans and borrowings	—	—	—	—	(1,765.7)	(1,765.7)
Total	534.4	25.0	2.7	(105.0)	(2,366.8)	(1,909.7)

	Fair value		Carrying value
	March 31, 2021	December 31, 2020	March 31, 2021	December 31, 2020
	€m	€m	€m	€m
Senior EUR/USD loans	1,335.2	1,300.4	1,330.8	1,295.1
Other external debt	0.1	0.2	0.1	0.2
2024 fixed rate senior secured notes	404.8	405.8	400.0	400.0
Less deferred borrowing costs	—	—	(6.4)	(6.9)
	1,740.1	1,706.4	1,724.5	1,688.4